Commitments and Contingencies (Tables)	3 Months Ended
Jun. 30, 2017
Schedule of Future Minimum Commitments Under Capital Leases

As of June 30, 2017, future minimum commitments for capital leases were as follows:

Year Ending March 31,	Capital Leases
Remainder of 2018	$904
2019	1,118
2020	856
2021	856
2022	214
Total minimum lease payments	$3,948
Less: Amount representing interest	(338)
Present value of capital lease obligations	3,610
Less: Current portion	(970)
Long-term portion of capital lease obligations	$2,640

191 Spring Lease [Member]
Schedule of Future Minimum Lease Payments for Construction Financing Lease

As of June 30, 2017, future minimum commitments under the 191 Spring Lease were as follows:

Year Ending March 31,	191 Spring Lease
Remainder of 2018	$1,484
2019	3,562
2020	3,562
2021	3,562
2022	3,562
Thereafter	19,885
Total minimum lease payments	$35,617